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1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

June 25, 2014

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Mutual Funds (the “Registrant”)
File Nos. 333-40455 and 811-08495

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”) are exhibits interactive date format risk/return summary information that reflects the risk/return summary information in the Registrant’s Prospectus dated March 1, 2014, as revised June 5, 2014, relating to certain series of the Registrant.

The Prospectus, dated March 1, 2014, as revised June 5, 2014, was filed pursuant to Rule 497(e) under the 1933 Act on June 6, 2014 (Accession Number: 0001193125-14-228343).

If you have questions regarding the forgoing, please contact me at the above-referenced phone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch